Trade accounts receivable - Trade notes receivable and Net titles of allowance (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable
Total	R$ 288,111	R$ 170,382
Adjustment to present value	(1,408)	(462)
Current	276,626	167,102
Non-current	11,485	3,280
Falling due
Trade accounts receivable
Total	259,221	151,795
1-30
Trade accounts receivable
Total	18,749	9,666
31-60
Trade accounts receivable
Total	2,290	3,226
61-90
Trade accounts receivable
Total	3,663	2,841
91-180
Trade accounts receivable
Total	4,188	2,854
Linx Pay Meios de Pagamentos Ltda.
Trade accounts receivable
Total	96,026	2,101
Cost
Trade accounts receivable
Total	292,879	175,059
Cost | Domestic currency
Trade accounts receivable
Total	275,654	164,204
Cost | Domestic currency | Falling due
Trade accounts receivable
Total	248,411	141,066
Cost | Domestic currency | Overdue
Trade accounts receivable
Total	27,243	23,138
Cost | Foreign currency
Trade accounts receivable
Total	17,225	10,855
Cost | Foreign currency | Falling due
Trade accounts receivable
Total	12,247	7,436
Cost | Foreign currency | Overdue
Trade accounts receivable
Total	4,978	3,419
Allowance for doubtful accounts
Trade accounts receivable
Total	R$ (3,360)	R$ (4,215)